CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY/(DEFICIT) (UNAUDITED) - USD ($)	Total	Series F Preferred Stock [Member]	Convertible Preferred Stock [Member]	Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series F Preferred Stock [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2021	$ 10,836,000					$ 1,000		$ 457,745,000		$ (446,910,000)
Balance (in shares) at Dec. 31, 2021			1,952			1,034,002
Stock-based compensation	606,000							606,000
Issue and sale of stock, net	15,278,000					$ 1,000		15,277,000
Issue and sale of share						1,206,090
Net loss	(20,275,000)									(20,275,000)
Balance at Dec. 31, 2022	6,445,000					$ 2,000		473,628,000		(467,185,000)
Balance (in shares) at Dec. 31, 2022			1,952			2,240,092
Stock-based compensation	140,000							140,000
Issue and sale of stock, net	895,000	$ 1,000						895,000	$ 1,000
Issue and sale of share					1	168,164
Net loss	(4,805,000)									(4,805,000)
Balance at Mar. 31, 2023	2,676,000					$ 2,000		474,664,000		(471,990,000)
Balance (in shares) at Mar. 31, 2023			1,952	1		2,408,256
Balance at Dec. 31, 2022	6,445,000					$ 2,000		473,628,000		(467,185,000)
Balance (in shares) at Dec. 31, 2022			1,952			2,240,092
Stock-based compensation	569,000							569,000
Issue and sale of stock, net	5,005,000					$ 3,000		5,002,000
Issue and sale of share					1	2,230,493
Redemption of Series F preferred stock (in shares)				(1)
Issuance of common stock for in process research and development	75,000							75,000
Issuance of common stock for in process research and development (in shares)						53,381
Fractional adjustment						(1,310)
Purchase of treasury stock	(126,000)						$ (126,000)
Purchase of treasury stock (in Shares)							(78,559)
Net loss	(13,316,000)									(13,316,000)
Balance at Dec. 31, 2023	(1,348,000)					$ 5,000	$ (126,000)	479,274,000		(480,501,000)
Balance (in shares) at Dec. 31, 2023			1,952			4,522,656	(78,559)
Stock-based compensation	146,000							146,000
Purchase of treasury stock	(374,000)						$ (374,000)
Purchase of treasury stock (in Shares)							(179,866)
Net loss	(3,261,000)									(3,261,000)
Balance at Mar. 31, 2024	$ (4,837,000)					$ 5,000	$ (500,000)	$ 479,420,000		$ (483,762,000)
Balance (in shares) at Mar. 31, 2024			1,952			4,522,656	(258,425)